Leases - Minimum future rents on non-cancelable operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 587
2027	156
2028	2
Total	745
Contingent rentals	$ 0	$ 0